Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net loss	$ (1,637)	$ (2,150)	$ (4,258)	$ (3,223)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9	13	52	35
Amortization	105	165	349	395
Bad debt expense			83	0
Non-cash lease expense	27	0	44	0
Share-based compensation	227	71	306	235
Deferred offering costs			13	97
Provision for inventory reserve			(114)	25
Changes in operating assets and liabilities:
Increase in accounts receivable	(28)	62	(10)	(74)
Decrease (increase) in other asset	0	(1,124)	1,124	(1,124)
Decrease in inventories	192	(1)	124	78
(Increase) decrease in prepaid expenses	(164)	(87)	(13)	103
Decrease in other asset			50	0
Increase in accrued interest on promissory note payable			39	0
Decrease in operating lease liability	(23)	0	(53)	0
Increase in accrued interest expense	20	20
(Decrease) increase in accounts payable and accrued expenses	(396)	(352)	(103)	203
Net cash used in operating activities	(1,668)	(1,135)	(2,367)	(3,250)
Cash Flows From Financing Activities:
Net proceeds from issuance of common stock in private placement	1,030	1,850	1,850	978
Net proceeds from registered direct offering of common stock	1,298	428	211	472
Advances from related party			250	0
Payments to related party			(250)	0
Deferred offering costs from at-the-market transaction			0	(108)
Proceeds from related party promissory note payable	300	0	355	1,000
Proceeds from note payable PPP loan	310
Net cash provided by financing activities	2,938	2,278	2,416	2,342
Net increase (decrease) in cash	1,270	1,143	49	(908)
Cash at beginning of year	64	15	15	923
Cash at end of year	1,334	1,158	64	15
Cash paid during the year for:
Interest			0	1
Income taxes			0	0
Supplemental schedule of non-cash investing and financing activities:
Conversion of related party promissory note into shares of common stock	825	250	250	0
Reclassification of deferred offering costs to additional paid in capital	$ 95	$ 16	$ 0	$ 6